NET INCOME (LOSS) PER SHARE (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Incremental weighted average shares from assumed exercise of share option	7,631,964	0	0